AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 98.8%
Communication Services - 12.2%
Alphabet, Inc., Class A	103,236	$17,709,104
Meta Platforms, Inc., Class A	18,192	8,638,107

Total Communication Services		26,347,211
Consumer Discretionary - 12.8%
Amazon.com, Inc.*	55,374	10,353,830
Booking Holdings, Inc.	1,394	5,178,724
Chipotle Mexican Grill, Inc.*	49,797	2,704,973
Garmin, Ltd. (Switzerland)	15,084	2,583,135
Lululemon Athletica, Inc. (Canada)*	26,266	6,793,964

Total Consumer Discretionary		27,614,626
Consumer Staples - 2.8%
Sysco Corp.	77,908	5,971,648
Energy - 1.4%
Valero Energy Corp.	18,838	3,046,481
Financials - 5.3%
CME Group, Inc.	15,872	3,074,565
Marsh & McLennan Cos., Inc.	14,650	3,260,650
Mastercard, Inc., Class A	10,797	5,006,677

Total Financials		11,341,892
Health Care - 7.4%
Amgen, Inc.	25,841	8,591,357
Danaher Corp.	16,803	4,655,775
Mettler-Toledo International, Inc.*	1,813	2,757,628

Total Health Care		16,004,760
Industrials - 6.0%
Rollins, Inc.	162,509	7,785,806
Waste Connections, Inc. (Canada)	29,516	5,247,060

Total Industrials		13,032,866
	Shares	Value
Information Technology - 48.6%
Adobe, Inc.*	35,591	$19,633,775
Apple, Inc.	93,490	20,762,259
Enphase Energy, Inc.*	49,988	5,754,119
Microsoft Corp.	46,211	19,332,372
NVIDIA Corp.	160,720	18,807,454
Texas Instruments, Inc.	50,512	10,294,851
Workday, Inc., Class A*	44,820	10,179,518

Total Information Technology		104,764,348
Materials - 1.2%
The Sherwin-Williams Co.	7,681	2,694,495
Real Estate - 1.1%
Public Storage, REIT	7,692	2,276,217

Total Common Stocks (Cost $157,909,293)		213,094,544
Short-Term Investments - 1.2%
Other Investment Companies - 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%[1]	1,004,492	1,004,492
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.28%[1]	1,506,738	1,506,738

Total Short-Term Investments (Cost $2,511,230)		2,511,230
Total Investments - 100.0% (Cost $160,420,523)		215,605,774
Other Assets, less Liabilities - (0.0)%#		(21,315)
Net Assets - 100.0%		$215,584,459

*	Non-income producing security.
#	Less than (0.05)%.
[1]	Yield shown represents the July 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$213,094,544	—	—	$213,094,544
Short-Term Investments
Other Investment Companies	2,511,230	—	—	2,511,230
Total Investments in Securities	$215,605,774	—	—	$215,605,774

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.